Schedule II - Condensed Financial Information of Parent - Balance Sheets parenthetical (Details) (USD $) In Millions, except Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity securities, available-for-sale, cost	$ 246.5	$ 297.9	$ 320.6
Common stock, shares authorized	900,000,000	900,000,000	900,000,000
Common stock, shares outstanding	230,000,000	230,000,000	230,000,000
Common stock, shares issued	230,079,120	230,079,120	230,079,120
Treasury stock, shares	79,120	79,120	79,120
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Parent Issuer
Equity securities, available-for-sale, cost		$ 52.4	$ 64.6
Common stock, shares authorized		900,000,000	900,000,000
Common stock, shares outstanding		230,000,000	230,000,000
Common stock, shares issued		230,079,120	230,079,120
Treasury stock, shares		79,120	79,120
Common stock, par value		$ 0.01	$ 0.01